EMPLOYEE BENEFITS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Cost of current service	R$ 1,509	R$ 1,152	R$ 1,629
Interest cost	298,872	347,297	324,955
Expected return on plan assets	(335,322)	(401,054)	(369,488)
Interest on the asset ceiling effect	34,663	50,076	39,416
Total costs / (income), net	R$ (278)	R$ (2,529)	R$ (3,488)